DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2016
DIVESTITURES
Schedule of liabilities and assets related to un-assigned customer contracts

The following is a summary of the assets and liabilities related to the un-assigned customer contracts as of August 31, 2012 (in millions):

Million
Deferred revenues	$10.0
Customer advances	37.3

Total liabilities associated with the un-assigned IPTV contracts	$47.3

Deferred contract costs	24.6
Deferred contract service costs to Buyer	22.7

Total assets associated with the un-assigned IPTV contracts	$47.3